PREFERRED STOCK (Details Textual) - USD ($)				1 Months Ended					3 Months Ended			6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 11, 2015	Feb. 11, 2015	Jan. 08, 2015	Feb. 29, 2016	Aug. 19, 2015	Feb. 24, 2015	Feb. 23, 2015	Dec. 30, 2014	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 27, 2016	Dec. 21, 2016	Apr. 25, 2016	Feb. 05, 2016	Feb. 13, 2015	Mar. 31, 2013
Class of Stock [Line Items]
Preferred Stock, Value, Issued									$ 0			$ 0		$ 0	$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share									$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001						$ 0.00001
Stock Issued During Period, Shares, New Issues				29,639
Convertible Preferred Stock, Terms of Conversion															Each share of the Series E Preferred is convertible into shares of our common stock (subject to adjustment as provided in the related certificate of designation of preferences, rights and limitations) at any time at the option of the holder at a conversion price of not less than 100% of the public offering price of the common stock. Holders of Series E Preferred will be prohibited from converting Series E Preferred into shares of our common stock if, as a result of such conversion, the holder, together with its affiliates, would own more than 4.99% of the total number of shares of our common stock then issued and outstanding. However, any holder may increase or decrease such percentage to any other percentage not in excess of 9.99%, provided that any increase in such percentage shall not be effective until 61 days after such notice to us.
Percentage Of Outstanding Shares Of Voting Stock															50.00%
Preferred Stock, Shares Authorized									10,000,000			10,000,000		10,000,000	10,000,000	10,000,000						10,000,000
Conversion of Stock, Shares Converted												977,751			977,751	154,543
Due to Related Parties, Current									$ 1,633,000			$ 1,633,000		$ 96,000	$ 96,000	$ 324,000
Repayments of Related Party Debt															300,000	500,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net, Total											$ 54,000
Stock Issued During Period, Value, Conversion of Convertible Securities															610,000	150,000
Stock Issued During Period, Value, New Issues	$ 500,000			$ 3,557,000
Payments of Stock Issuance Costs				$ 604,000
Preferred Stock Redemption Discount											$ 125,000
Conversion Of Stock Series B Preferred Stock Transactions														4,530,000	4,530,000	474,000
Sale of Stock, Price Per Share				$ 120.00
Debt Instrument, Periodic Payment, Interest					$ 9,700
Other Expenses, Total									$ 253,000	$ 58,000		253,000	$ 57,000		$ 1,727,000	$ 26,000
Interest Expense												434,000	0
Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued															479,159
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability															$ 1,602,000
Business Combination, Contingent Consideration, Liability														898,000	898,000
5% and 8% Convertible Notes Payable [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																6,320
Debt Instrument, Periodic Payment, Principal				$ 1,030,611
Debt Instrument, Periodic Payment, Interest				48,113
Payments of Debt Extinguishment Costs				377,935
Aggregate Loan of Family of George Schmitt [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued							353
February 2016 Financing [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted														$ 2,772,000
Board of Directors Chairman [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Due to Related Parties, Current			$ 245,000				$ 845,000	$ 245,000													$ 700,000
Board of Directors [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Repayments of Related Party Debt			$ 100,000				$ 145,000
Warrant [Member]
Class of Stock [Line Items]
Derivative Liability				$ 231,000
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued														326,294
Issuance Of Stock Shares Issued Under Series C Financing Arrangement																99
Stock Issued During Period, Value, Conversion of Convertible Securities															0	$ 0
Conversion Of Stock Series B Preferred Stock Transactions															$ 0	$ 0
Common Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		21
Stock Issued During Period, Value, New Issues		$ 10,000
Payments of Stock Issuance Costs		$ 89,000
Common Stock [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							45
Series A convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage															7.00%
Preferred Stock, Redemption Terms															(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock.
Purchase Price Which Equal To Value Of Conversion Amount, Percentage															105.00%	105.00%
Convertible Preferred Stock, Terms of Conversion															(i) $2,400 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Authorized								3,000,000
Conversion of Stock, Shares Issued																1,994
Convertible Preferred Stock, Shares Issued upon Conversion																750,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan																52,500
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit	$ 2,400
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	1,380
Dividends And Deemed Dividend																$ 483,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net, Total																150,000
Stock Issued During Period, Value, Conversion of Convertible Securities																1,011,000
Series A convertible Preferred Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued								$ 750,000
Preferred Stock, Par or Stated Value Per Share								$ 0.00001
Preferred Stock, Shares Authorized								750,000
Series A convertible Preferred Stock [Member] | Warrant [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								313
Stock Issued During Period, Shares, Other								28
Series B convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued							$ 703,000
Preferred Stock, Dividend Rate, Percentage															7.00%
Convertible Preferred Stock, Terms of Conversion															(i) $2,400 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Authorized		3,000,000																		5,000,000
Conversion of Stock, Amount Converted							$ 1,003,000					0	2,722,000		$ 4,530,000	5,677,000
Conversion of Stock, Shares Issued							1,857				1,523
Convertible Preferred Stock, Shares Issued upon Conversion							845,000				350,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan											24,500
Dividends And Deemed Dividend							$ 300,000				$ 295,000			$ 1,808,000
Stock Issued During Period, Value, Conversion of Convertible Securities											474,000
Series B convertible Preferred Stock [Member] | 31 Group, LLC [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.00001
Stock Issued During Period, Shares, New Issues		146
Class of Warrant or Right, Exercise Price of Warrants or Rights	2,400
Sale of Stock, Number of Shares Issued in Transaction		350,000
Sale of Stock, Consideration Received Per Transaction		$ 350,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit	2,400
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	1,380
Series B convertible Preferred Stock [Member] | Short-term Debt [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2,400
Debt Conversion, Converted Instrument, Shares Issued							845,000
Extinguishment of Debt, Amount							$ 845,000
Series C convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Value, Issued											$ 943,000
Preferred Stock, Dividend Rate, Percentage															7.00%
Convertible Preferred Stock, Terms of Conversion															(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2,400 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series C Preferred Stock.
Preferred Stock, Shares Authorized						3,000,000
Conversion of Stock, Shares Converted											7,888
Convertible Preferred Stock, Shares Issued upon Conversion											1,800,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan											126,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Upper Range Limit	2,400
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	$ 1,380
Dividends And Deemed Dividend											$ 2,001,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net, Total											245,000
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 3,189,000
Series C convertible Preferred Stock [Member] | Institutional Investors [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share						$ 0.00001
Stock Issued During Period, Shares, New Issues						750
Conversion of Stock, Amount Converted						$ 53,000
Sale of Stock, Number of Shares Issued in Transaction						1,800,000
Sale of Stock, Consideration Received Per Transaction						$ 1,800,000
Payments of Stock Issuance Costs						$ 84,000
Series C convertible Preferred Stock [Member] | Common Stock [Member] | Institutional Investors [Member]
Class of Stock [Line Items]
Issuance Of Stock Shares Issued Under Series C Financing Arrangement						99
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share														$ 0.00001	$ 0.00001
Conversion of Stock, Amount Converted												$ 648,000	$ 250,000		$ 3,271,000	$ 0
Conversion of Stock, Shares Issued															5,750,000
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 0
Conversion Of Stock Series B Preferred Stock Transactions															$ 0
Conversion Of Preferred Stock Conversion Price															$ 1.20
Adjustments to Additional Paid in Capital, Conversion of Preferred Stock															$ 2,479,000
Conversion of Stock, New Issuance															771,000
Series D Preferred Stock [Member] | Integrated Microwave Technologies LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															5,750,000
Conversion of Stock, Amount Converted															$ 3,250,000
Convertible Preferred Stock, Shares Issued upon Conversion														479,159	479,159
Proceeds from Issuance of Preferred Stock and Preference Stock															$ 2,500,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable															$ 2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares															2,500,000
Other Expenses, Total															$ 1,669,000
Interest Expense															$ 137,000
Series D Preferred Stock [Member] | Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued															5,750,000
Series D Preferred Stock [Member] | 5% and 8% Convertible Notes Payable [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												5,000,000
Conversion of Stock, Shares Converted												416,667
Series D Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted												5,000,000
Conversion of Stock, Shares Issued												416,667
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share														$ 1.00	$ 1.00
Preferred Stock, Shares Authorized																			5,000,000
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share														$ 1,000	$ 1,000
Convertible Preferred Stock, Shares Issued upon Conversion																	1,200,000
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized														5,000	5,000			5,000
Conversion of Stock, Shares Converted															1,200,000
Conversion of Stock, Shares Issued															2,400
Conversion of Stock, Description				one share of Series B Preferred Stock (as amended) and 0.5 of a Warrant to purchase one share of its common stock at an exercise price of $25.20 per Warrant.